INTEREST BEARING LOANS AND BORROWINGS - Schedule of Assets Pledged (Details) - Vessels and equipment - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 5,183,255	$ 4,573,881
Pledged as collateral
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 5,246,518	$ 4,632,901